Trade and Other Receivables	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Trade and other receivables

12. Trade and other receivables

Other receivables consist of the following:

	June 30,	December 31,
	2024	2023
	$	$
VAT/GST receivables	385,110	513,334
Other receivables	796,082	696,968
Prepayments	1,113,184	1,768,923
Prepaid mining license	343,434	842,989
	2,637,811	3,822,214

VAT / GST receivables are short term and receivable within twelve months following applicable VAT refund application in the local tax jurisdiction. Lifezone has net VAT receivables (after the Tanzanian VAT impairment as described in Note 9) with the United Kingdom, and Australian tax authorities amounting to $385,110 (2023: $513,334). As of June 30, 2024, UK entities accounts for $262,734 and Australian entities $122,377 of this balance.

Prepayments include a $400,000 non-refundable deposit paid on September 12, 2022, in relation to a non-binding term sheet between Lifezone Limited, Harmony Minerals Limited and Dutwa Minerals Limited for the acquisition of all the tangible assets and all registered and unregistered IP relating to the Dutwa Nickel Project (excluding the Ngasamo deposit in the Dutwa Nickel Project area). The Dutwa Nickel Project hosts a laterite nickel deposit located in northern Tanzania. It is envisioned that excess sulfuric acid generated by future processing of Kabanga mineralization could be used in processing the laterite mineralization at Dutwa, providing potential synergies between both operations. On April 27, 2023, the term sheet was amended, and exclusivity expired on July 27, 2023. As disclosed in our December 31, 2023, annual audited accounts, discussions are ongoing, including between the Government of Tanzania and the sellers of the Dutwa Project, with closing being subject to the parties entering into definitive documentation and the fulfilment of various conditions.

Prepayments have decreased in the six months ended June 30, 2024, mainly due to the release of the $835,117 D&O insurance. The annual D&O covers June to July each year, with the D&O premium for the first-year post listing totaling $1.67 million.

The prepaid mining license relates to TNCL’s requirement to pay an annual fee to maintain its mining license with the Tanzanian Mining Commission. The prepaid portion of the fee was $343,434 as of June 30, 2024 (2023: $842,989).

All other receivables are short term in nature.